Long-Term Debt - Additional Information (Details)					3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) shares Agreement yr $ / shares	Aug. 31, 2021 USD ($)	Aug. 09, 2021 USD ($)	Aug. 01, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares Agreement yr $ / shares	Sep. 30, 2021 USD ($) shares Agreement yr $ / shares	Sep. 30, 2020 USD ($)	Sep. 01, 2021 USD ($) $ / shares shares	Jun. 29, 2021 $ / shares	Dec. 31, 2020 USD ($)	May 31, 2018 $ / shares
Debt Instrument [Line Items]
Payments For Debt Issuance Costs						$ 21,500,000	$ 2,682,000
Long-term Debt	$ 1,181,418,000				$ 1,181,418,000	1,181,418,000				$ 389,986,000
Class of warrants or rights exercise price per unit | $ / shares											$ 4.00
Stock issued during the period value other					10,416,000	10,416,000
Payment of debt issuance costs						21,500,000	$ 2,682,000
Long-term Debt	1,181,418,000				1,181,418,000	1,181,418,000				389,986,000
Common Stock Warrants [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares								17,114,093
Class of warrants or rights exercise price per unit | $ / shares								$ 2.98	$ 0.50
Stock issued during the period shares other | shares				3,500,000
Stock issued during the period value other				$ 10.4
Warrants and rights outstanding term		10 years
Stone Peak Magnet [Member]
Debt Instrument [Line Items]
Payments For Debt Issuance Costs	$ 6,200,000
Debt instrument percentage of the principal amount redeemable	13.60%
Proceeds from common stock subordinated notes and warrants						350,400,000
Discount on common stock and warrants						35,000,000
Embedded derivative liability	$ 5,800,000				5,800,000	5,800,000
Payment of debt issuance costs	6,200,000
Debt prepayment premium	$ 17,000,000				$ 17,000,000	$ 17,000,000
Stone Peak Magnet [Member] | Common Stock Warrants [Member]
Debt Instrument [Line Items]
Business combination share price | $ / shares								$ 2.98
Class of warrants or rights fair value per warrant | $ / shares	$ 1.9364				$ 1.9364	$ 1.9364
Warrants not settleable in cash fair value disclosure	$ 33,100,000				$ 33,100,000	$ 33,100,000
Stone Peak Magnet [Member] | Common Stock Warrants [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input | shares	2.98				2.98	2.98
Stone Peak Magnet [Member] | Common Stock Warrants [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input | Agreement	56				56	56
Stone Peak Magnet [Member] | Common Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input | Agreement	1.30				1.30	1.30
Stone Peak Magnet [Member] | Common Stock Warrants [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input | yr	10				10	10
2028 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Face Amount			$ 375,000,000
Debt Interest Rate		7.50%
Debt Maturity Date		Aug. 01, 2028
Payments For Debt Issuance Costs			7,800,000
Long-term Debt		$ 367,400,000
Debt instrument effective interest rate percentage		7.88%
Payment of debt issuance costs			$ 7,800,000
Long-term Debt		$ 367,400,000
2020 Revolving Facility [Member]
Debt Instrument [Line Items]
Long-term Debt										0
Line of credit facility maximum borrowing capacity		$ 10,000,000								55,000,000
Long-term Debt										$ 0
Subordinated Debt [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding term		64 years
Subordinated Debt [Member] | Stone Peak Magnet [Member]
Debt Instrument [Line Items]
Debt Face Amount	$ 357,000,000				$ 357,000,000	$ 357,000,000		$ 357,000,000
Long-term Debt	$ 293,200,000				$ 293,200,000	$ 293,200,000
Term for excercising the option for payment of interest either in cash or in kind		2 years
Ratio of indebtness to capital		4.5
Period after which the debt instrument may be redeemed	7 years
Debt instrument prepayment premium percentage	5.00%				5.00%	5.00%
Unamortized debt issuance costs	$ 64,000,000				$ 64,000,000	$ 64,000,000
Long-term Debt	$ 293,200,000				$ 293,200,000	$ 293,200,000
Subordinated Debt [Member] | Stone Peak Magnet [Member] | Year One From The Issuance Date [Member]
Debt Instrument [Line Items]
Debt instrument percentage of the principal amount redeemable	25.00%
Subordinated Debt [Member] | Stone Peak Magnet [Member] | Year Seven From The Issuance Date [Member]
Debt Instrument [Line Items]
Debt instrument percentage of the principal amount redeemable	5.00%
Subordinated Debt [Member] | Stone Peak Magnet [Member] | Eleventh Year From The Date Of Maturity [Member]
Debt Instrument [Line Items]
Debt instrument percentage of the principal amount redeemable	50.00%
Interest accured on the overdue principal amount	5.00%				5.00%	5.00%
Subordinated Debt [Member] | Stone Peak Magnet [Member] | Twelfth Year From The Date Of Maturity [Member]
Debt Instrument [Line Items]
Interest accured on the overdue principal amount	5.00%				5.00%	5.00%
Subordinated Debt [Member] | Stone Peak Magnet [Member] | Additional Amount That Can Be Withdrawn [Member]
Debt Instrument [Line Items]
Debt Face Amount	$ 349,600,000				$ 349,600,000	$ 349,600,000
Percentage of the additional amount borrowed	20.00%
Percentage of the volume weighted average price of common shares	120.00%
Number of consecutive days for determining the volume weighted average price per shares	10 days
Subordinated Debt [Member] | Stone Peak Magnet [Member] | Payable In Kind [Member]
Debt Instrument [Line Items]
Debt Interest Rate		13.00%
Subordinated Debt [Member] | Stone Peak Magnet [Member] | Payable In Cash [Member]
Debt Instrument [Line Items]
Debt Interest Rate		11.00%
Subordinated Debt [Member] | Unsecured Notes Purchased [Member]
Debt Instrument [Line Items]
Debt Face Amount								$ 340